Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Expected dividend yield	0.00%	0.00%
Expected share price volatility		100.60%
Risk-free interest rate		1.17%
Expected life of options	5 years	5 years
Minimum [Member]
Statement Line Items [Line Items]
Expected share price volatility	96.90%
Risk-free interest rate	2.04%
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility	101.00%
Risk-free interest rate	2.17%